COMMITMENTS - Extension Note (Extension Financing) and Bifurcated Derivative (Details) - USD ($)		3 Months Ended		12 Months Ended
	May 05, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 21, 2023
Note Payable
Embedded derivative					$ 273,534
Proceeds from notes payable			$ 200,000	$ 200,000	600,000
Amortizable debt discount						$ 66,667
Amount net of unamortized debt discount				220,000	407,131
Amortized debt discount		$ 7,000	25,386	$ 93,733	$ 15,934
Digital Health Acquisition Corp.
Note Payable
Warrants, exercise period		5 years		5 years
Warrants, exercise price		$ 11.50		$ 11.50
Proceeds from notes payable			$ 250,000
Extension Notes | Digital Health Acquisition Corp.
Note Payable
Original issue discount (in percent)	16.67%
Aggregate principal amount	$ 300,000
Annual fixed rate (as a percent)	10.00%
Embedded derivative	$ 24,502
Amount allocated to the principal balance of the note	275,498
Proceeds from notes payable	240,000
Direct cost attributable to the financing	10,000
Fair value of shares	78,349
Amortizable debt discount	175,472
Financing cost	6,993
Originally issued discount	$ 50,000
Amount net of unamortized debt discount		$ 285,614		$ 233,774
Amortized debt discount		44,340		114,151
Accrued interest		7,500		7,500
Interest expenses- Bridge Note		$ 51,840		$ 133,748
Extension Notes | Extension Shares | Digital Health Acquisition Corp.
Note Payable
Shares issued as part of commitment	7,000
Offering cost allocated to shares	$ 1,989
Cost for issuance date fair value of the shares	$ 78,349
Extension Notes | Extension Warrants | Digital Health Acquisition Corp.
Note Payable
Warrants, exercise period	5 years
Warrants to purchase shares of common stock	26,086
Warrants, exercise price	$ 11.50
Fair value of warrants	$ 39,111
Offering cost allocated to warrants	1,019
Extension Notes | Investor Note Warrants | Digital Health Acquisition Corp.
Note Payable
Cost for issuance date fair value of the warrants	$ 40,130